Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 28, 2018		Apr. 29, 2017	Apr. 30, 2016
Goodwill [Line Items]
Balance		$ 207,381		$ 211,276
Benefit of excess tax amortization	[1]	(2,176)		(3,895)
Goodwill impairment		(133,612)	[2]	0	$ 0
Balance		$ 71,593		$ 207,381	$ 211,276

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.
[2]	See Note 1 for discussion on goodwill impairment testing.